Derivative Financial Instruments - Details of Interest rate sensitivity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
CHF
Derivative Financial Instruments [line items]
Sensitivity debt	$ 813
Sensitivity DFIs	(791)
Sensitivity net	22
PEMEX Curves Sensitivity debt	774
Euro
Derivative Financial Instruments [line items]
Sensitivity debt	51,546
Sensitivity DFIs	(44,080)
Sensitivity net	7,466
PEMEX Curves Sensitivity debt	40,694
Pound sterling [member]
Derivative Financial Instruments [line items]
Sensitivity debt	2,704
Sensitivity DFIs	(2,623)
Sensitivity net	81
PEMEX Curves Sensitivity debt	2,425
Japan, yen [member]
Derivative Financial Instruments [line items]
Sensitivity debt	3,830
Sensitivity DFIs	(1,612)
Sensitivity net	2,218
PEMEX Curves Sensitivity debt	3,319
Peso
Derivative Financial Instruments [line items]
Sensitivity debt	20,545
Sensitivity DFIs	521
Sensitivity net	21,066
PEMEX Curves Sensitivity debt	19,391
Mexican Unidad de Inversion [member]
Derivative Financial Instruments [line items]
Sensitivity debt	10,874
Sensitivity DFIs	(10,874)
Sensitivity net	0
PEMEX Curves Sensitivity debt	9,096
U.S [member]
Derivative Financial Instruments [line items]
Sensitivity debt	1,189,157
Sensitivity DFIs	176,157
Sensitivity net	1,365,314
PEMEX Curves Sensitivity debt	$ 418,921